Contingent and Deferred Consideration Payable (Tables)	12 Months Ended
Dec. 31, 2024
Contingent And Deferred Consideration Payable [Abstract]
Schedule of Contingent Consideration Payable	Contingent and deferred consideration payable is comprised of the following balances:

Total
Balance at December 31, 2022	$27,146
Payments made during the year	(10,680)
Additions in the year	958
Fair value loss	948
Foreign exchange	334
Balance at December 31, 2023	$18,706
Payments made during the year	(10,138)
Additions in the year	—
Fair value loss	329
Foreign exchange	(502)
Balance at December 31, 2024	$8,395
Current portion of contingent and deferred consideration payable	$8,070
Non-current portion of contingent and deferred consideration payable	$325